RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
	2013	2012	2011
Salaries and benefits	$161,199	$-	$-
Consulting	555,685	685,521	502,265
Director fees	24,797	26,205	-
Stock-based compensation (Note 8)	374,535	431,949	509,408

	$1,116,216	$1,143,675	$1,011,673